Financial assets and liabilities analysis per instrument class and strategy (Tables)	12 Months Ended
Dec. 31, 2024
Financial assets and liabilities analysis per instrument class and strategy
Schedule of financial assets and liabilities disclosed in the balance sheet

The financial assets and liabilities disclosed in the balance sheet are detailed as follows:

As of December 31, 2024			Other
(M$)		Fair value through	comprehensive	Fair value of bonds
Assets / (Liabilities)	Amortized cost	P&L	income	hedging instruments	Total	Fair value
Equity affiliates: loans	6,240	293	-	-	6,533	6,533
Other investments	-	1,154	511	-	1,665	1,665
Non-current financial assets	1,278	348	133	546	2,305	2,305
Other non-current assets	3,852	-	-	-	3,852	3,852
Accounts receivable, net(b)	19,281	-	-	-	19,281	19,281
Other operating receivables	7,774	9,033	39	-	16,846	16,846
Current financial assets	5,206	1,679	-	29	6,914	6,914
Cash and cash equivalents	25,844	-	-	-	25,844	25,844
Total financial assets	69,475	12,507	683	575	83,240	83,240
Total non-financial assets					202,247
TOTAL ASSETS					285,487
Non-current financial debt(a)	(40,939)	(281)	-	(2,313)	(43,533)	(43,905)
Accounts payable(b)	(39,932)	-	-	-	(39,932)	(39,932)
Other operating liabilities	(12,562)	(7,665)	(15)	-	(20,242)	(20,242)
Current borrowings(a)	(10,024)	-	-	-	(10,024)	(10,012)
Other current financial liabilities	-	(239)	-	(425)	(664)	(664)
Total financial liabilities	(103,457)	(8,185)	(15)	(2,738)	(114,395)	(114,755)
Total non-financial liabilities					(171,092)
TOTAL LIABILITIES					(285,487)
(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (refer to Note 15 to the Consolidated Financial Statements).
(b)

Receivables and payables are offset by an amount of $5,718 million, corresponding to the netting, mainly in trading activities, between receivables and payables with the same counterparty that can legally be settled on a net basis.

As of December 31, 2023			Other
(M$)		Fair value through	comprehensive	Fair value of bonds
Assets / (Liabilities)	Amortized cost	P&L	income	hedging instruments	Total	Fair value
Equity affiliates: loans	4,260	302	–	–	4,562	4,562
Other investments	–	1,188	355	–	1,543	1,543
Non-current financial assets	1,166	414	142	673	2,395	2,395
Other non-current assets	3,983	–	–	–	3,983	3,983
Accounts receivable, net(b)	23,442	–	–	–	23,442	23,442
Other operating receivables	7,940	6,775	237	–	14,952	14,952
Current financial assets	5,046	1,448	–	91	6,585	6,585
Cash and cash equivalents	27,263	–	–	–	27,263	27,263
Total financial assets	73,100	10,127	734	764	84,725	84,725
Total non-financial assets					198,929
TOTAL ASSETS					283,654
Non-current financial debt(a)	(38,040)	(240)	–	(2,198)	(40,478)	(41,329)
Accounts payable(b)	(41,335)	–	–	–	(41,335)	(41,335)
Other operating liabilities	(12,287)	(7,573)	(77)	–	(19,937)	(19,937)
Current borrowings(a)	(9,590)	–	–	–	(9,590)	(9,601)
Other current financial liabilities	–	(178)	–	(268)	(446)	(446)
Total financial liabilities	(101,252)	(7,991)	(77)	(2,466)	(111,786)	(112,648)
Total non-financial liabilities					(171,868)
TOTAL LIABILITIES					(283,654)
(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (refer to Note 15 to the Consolidated Financial Statements).
(b)

Receivables and payables are offset by an amount of $5,897 million, corresponding to the netting, mainly in trading activities, between receivables and payables with the same counterparty that can legally be settled on a net basis.

As of December 31, 2022			Other
(M$)		Fair value through	comprehensive	Fair value of bonds
Assets / (Liabilities)	Amortized cost	P&L	income	hedging instruments	Total	Fair value
Equity affiliates: loans	3,733	–	–	–	3,733	3,733
Other investments	–	932	119	–	1,051	1,051
Non-current financial assets	1,428	490	–	813	2,731	2,731
Other non-current assets	2,087	–	–	–	2,087	2,087
Accounts receivable, net(b)	24,378	–	–	–	24,378	24,378
Other operating receivables	8,069	19,529	691	–	28,289	28,289
Current financial assets	7,536	1,071	137	2	8,746	8,746
Cash and cash equivalents	33,026	–	–	–	33,026	33,026
Total financial assets	80,257	22,022	947	815	104,041	104,041
Total non-financial assets					199,823
TOTAL ASSETS					303,864
Non-current financial debt(a)	(41,235)	(283)	–	(3,746)	(45,264)	(43,471)
Accounts payable(b)	(41,346)	–	–	–	(41,346)	(41,346)
Other operating liabilities	(16,412)	(17,994)	(780)	–	(35,186)	(35,186)
Current borrowings (a)	(15,502)	–	–	–	(15,502)	(15,518)
Other current financial liabilities	–	(226)	–	(262)	(488)	(488)
Total financial liabilities	(114,495)	(18,503)	(780)	(4,008)	(137,786)	(136,009)
Total non-financial liabilities					(166,078)
TOTAL LIABILITIES					(303,864)

(a)	The financial debt is adjusted to the hedged risks value (currency and interest rate) as part of hedge accounting (refer to Note 15 to the Consolidated Financial Statements).
(b)

Receivables and payables are offset by an amount of $10,156 million, corresponding to the netting, mainly in trading activities, between receivables and payables with the same counterparty that can legally be settled on a net basis.